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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Simon H. Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

WSTCM SECTOR SELECT RISK-MANAGED FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.8%	Shares	Value
Invesco S&P 500 Equal Weight Health Care ETF	7,313	$1,367,377
Invesco S&P 500 Equal Weight Industrials ETF	12,142	1,410,172
Invesco S&P 500 Equal Weight Utilities ETF	14,784	1,421,777
iShares 3-7 Year Treasury Bond ETF	17,024	2,126,298
iShares Short Treasury Bond ETF (a)	35,603	3,938,048
Janus Henderson Short Duration Income ETF	14,560	725,379
JPMorgan Ultra-Short Income ETF	42,145	2,122,422
SPDR® Gold Shares (b)	6,619	816,321
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,933,171)		$13,927,794

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.27% (c)	37,298	$37,298
First American Treasury Obligations Fund - Class Z, 2.27% (c)	36,201	36,201
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (c)	36,201	36,201
TOTAL MONEY MARKET FUNDS (Cost $109,700)		$109,700

TOTAL INVESTMENTS AT VALUE - 99.6% (Cost $14,042,871)		$14,037,494

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		59,182

NET ASSETS - 100.0%		$14,096,676

(a)	Represents 25% or more of net assets (Note 4).
(b)	Non-income producing.
(c)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

WSTCM CREDIT SELECT RISK-MANAGED FUND

SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

OPEN-END FUNDS - 0.0% (a)	Shares	Value
Fidelity Advisor Floating Rate High Income Fund - Class I	1	$6
Lord Abbett Floating Rate Fund - Class I	1	9
Putnam Ultra Short Duration Income Fund - Class Y	462	4,647
Voya Floating Rate Fund - Class I	1	7
TOTAL OPEN-END FUNDS (Cost $4,665)		$4,669

MONEY MARKET FUNDS - 36.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 2.27% (b)	7,002,785	$7,002,785
First American Treasury Obligations Fund - Class Z, 2.27% (b)	6,796,821	6,796,821
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 2.29% (b)	6,796,821	6,796,821
TOTAL MONEY MARKET FUNDS (Cost $20,596,427)		$20,596,427

TOTAL INVESTMENTS AT VALUE - 36.0% (Cost $20,601,092)		$20,601,096

OTHER ASSETS IN EXCESS OF LIABILITIES - 64.0%		36,583,390

NET ASSETS - 100.0%		$57,184,486

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

WST INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2019 (Unaudited)

1. Securities Valuation

Portfolio securities of WSTCM Sector Select Risk-Managed Fund and WSTCM Credit Select Risk-Managed Fund (collectively, the “Funds” and individually, a “Fund”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Funds’ assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued at market using quotations from the primary market on which they are traded. The Funds normally use third party pricing services to obtain market quotations. To the extent a Fund is invested in other open-end investment companies, except ETFs, that are registered under the Investment Company Act of 1940, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the WST Investment Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2019:

WSTCM Sector Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,927,794	$-	$-	$13,927,794
Money Market Funds	109,700	-	-	109,700
Total	$14,037,494	$-	$-	$14,037,494

WSTCM Credit Select Risk-Managed Fund	Level 1	Level 2	Level 3	Total
Open-End Funds	$4,669	$-	$-	$4,669
Money Market Funds	20,596,427	-	-	20,596,427
Total	$20,601,096	$-	$-	$20,601,096

The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2019:

	WSTCM Sector Select Risk-Managed Fund	WSTCM Credit Select Risk-Managed Fund
Tax cost of portfolio investments	$14,042,871	$20,651,506

Gross unrealized appreciation	$72,682	$5
Gross unrealized depreciation	(78,059)	(50,415)

Net unrealized depreciation	$(5,377)	$(50,410)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments for WSTCM Credit Select Risk-Managed Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WST INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Funds will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2019, WSTCM Sector Select Risk-Managed Fund had 98.8% of the value of its net assets invested in ETFs; in addition, 27.9% of the value of WSTCM Sector Select Risk-Managed Fund’s net assets is invested in iShares Short Treasury Bond ETF (“SHV”). The financial statements of SHV can be found at www.sec.gov. As of May 31, 2019, WSTCM Credit Select Risk-Managed Fund had 36.0% of the value of its net assets invested in money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	June 28, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	June 28, 2019

*	Print the name and title of each signing officer under his or her signature.